Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Stated capital.
Beginning Balance, Number of shares	331,920
Shares issued on exercise of options (in shares)	1,649
Ending Balance, Number of shares	333,569		331,920
Beginning balance, Equity	$ 1,358,648	$ 1,743,556	$ 1,743,556
Ending balance, Equity	1,413,631	1,893,215	1,358,648
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity	5,311,953	5,223,484	5,223,484
Shares issued on exercise of options	73,372	86,470
Ending balance, Equity	5,385,325	$ 5,309,954	5,311,953
Share capital
Stated capital.
Beginning balance, Equity	100,141
Shares issued on exercise of options	495
Ending balance, Equity	100,636		100,141
Share capital net of issue costs
Stated capital.
Beginning balance, Equity	99,576
Shares issued on exercise of options	495
Ending balance, Equity	100,071		99,576
Share premium
Stated capital.
Beginning balance, Equity	5,241,836
Shares issued on exercise of options	72,877
Ending balance, Equity	5,314,713		5,241,836
Share premium net of issue costs
Stated capital.
Beginning balance, Equity	5,212,377
Shares issued on exercise of options	72,877
Ending balance, Equity	$ 5,285,254		$ 5,212,377